Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Oct. 25, 2015	Oct. 26, 2014
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4,086	$ 4,050
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	160,000,000	160,000,000
Preferred stock, issued shares	0	0
Common stock, non-voting
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	0	0
Common Stock
Common stock, par value (in dollars per share)	$ 0.0293	$ 0.0293
Common stock, authorized shares	800,000,000	800,000,000
Common stock, issued shares	264,205,814	263,613,201